Offerings	Oct. 22, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2034
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	0.99812
Maximum Aggregate Offering Price	$ 499,060,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,406.09
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2029
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550